EXPLORATION AND EVALUATION ASSETS - Other Projects - Newfoundland (Details)		12 Months Ended
	Nov. 02, 2022 CAD ($) shares	Dec. 31, 2022 item	Dec. 31, 2021 CAD ($) item
Exploration and Evaluation Assets [Line Items]
Impairment of exploration and evaluation assets			$ 28,604
Queensway
Exploration and Evaluation Assets [Line Items]
Percentage of interest in mineral licenses	100.00%	100.00%
Number of mineral licenses | item		94	86
Number of shares issued for acquiring mineral licenses | shares	487,078
Aggregate cash payments	$ 2,350,000
Queensway | Common shares on or before November 2, 2023
Exploration and Evaluation Assets [Line Items]
Number of shares issued for acquiring mineral licenses | shares	39,762
Aggregate cash payments	$ 200,000
Queensway | Common shares on or before November 2, 2024
Exploration and Evaluation Assets [Line Items]
Number of shares issued for acquiring mineral licenses | shares	69,583
Aggregate cash payments	$ 250,000
Queensway | Common shares on or before November 2, 2025
Exploration and Evaluation Assets [Line Items]
Number of shares issued for acquiring mineral licenses | shares	89,463
Aggregate cash payments	$ 300,000
Queensway | Common shares on or before November 2, 2026
Exploration and Evaluation Assets [Line Items]
Number of shares issued for acquiring mineral licenses | shares	129,224
Aggregate cash payments	$ 600,000
Queensway | Common shares on or before November 2, 2027
Exploration and Evaluation Assets [Line Items]
Number of shares issued for acquiring mineral licenses | shares	119,284
Aggregate cash payments	$ 800,000
Newfoundland
Exploration and Evaluation Assets [Line Items]
Number of mineral licenses	5
Number of shares issued for acquiring mineral licenses | shares	39,762
Aggregate cash payments	$ 200,000